Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Schedule Of Financial Assets And Liabilities Measured At Fair Value On Recurring Basis

	December 31, 2012	Level 1	Level 2	Level 3
Cash and cash equivalents	$ 520,401	$ 520,401	$ -	$ -
Restricted cash	279,843	279,843	-	-
Derivative assets	9,993	-	9,993	-
Derivative liabilities	(14,677)	-	(14,677)	-
	$ 795,560	$ 800,244	$ (4,684)	$ -

Level 3 Assets Non Recurring Basis

	Fair Value	Valuation Techniques	Unobservable Input	Quantitative Inputs Used

Flight equipment held for operating leases	$20.4 million	Market	Third party	$18.0 million
		approach	valuations	-
$38.3 million

	Fair Value	Valuation Techniques	Unobservable Input	Range

Flight equipment held for operating leases	$5.4 million	Income	Discount	8.1%
approach
			Remaining Holding Period	3 years

			Present value of non-contractual cash flows	0%

Carrying Amounts And Fair Values Of Financial Instruments

	December 31, 2011		December 31, 2012
	Book value	Fair value	Book value	Fair value
Assets
Restricted cash	$237,325	$237,325	$279,843	$279,843
Derivative assets	21,050	21,050	9,993	9,993
Notes receivable	5,200	5,200	78,163	78,163
Cash and cash equivalents	411,081	411,081	520,401	520,401
	$674,656	$674,656	$888,400	$888,400
Liabilities
Debt	$6,111,165	$5,710,399	$5,803,499	$5,756,519
Derivative liabilities	27,159	27,159	14,677	14,677
	$6,138,324	$5,737,558	$5,818,176	$5,771,196